CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2021
CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY
Schedule of parent company balance sheets (unaudited)

	As of June 30	As of June 30	As of June 30
	2020	2021	2021
	RMB	RMB	U.S. Dollars
ASSETS
Non-current assets
Investment in subsidiaries and VIEs	¥110,029,762	¥295,095,034	$45,695,526

Total assets	¥110,029,762	¥295,095,034	$45,695,526

LIABILITIES AND SHAREHOLDERS’ EQUITY

LIABILITIES	¥—	¥—	$—

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY
Class A common stock, $0.0925 U.S. dollar par value, 150,000,000 shares authorized; 7,202,832 shares and 26,868,391 shares issued and outstanding as of June 30, 2020 and June 30, 2021, respectively*	4,577,233	16,340,826	2,530,380
Class B common stock, $0.0925 U.S. dollar par value, 20,000,000 shares authorized; no shares issued and outstanding as of June 30, 2020 and June 30, 2021, respectively*	—	—	—
Additional paid-in capital	282,505,455	479,490,763	74,249,242
Accumulated deficit	(179,878,657)	(202,711,391)	(31,389,900)
Accumulated other comprehensive income	2,825,731	1,974,836	305,804
Total stockholders’ equity	110,029,762	295,095,034	45,695,526

Total liabilities and stockholders’ equity	¥110,029,762	¥295,095,034	$45,695,526

* Retrospectively restated for effect of stock split on December 27, 2019 and change into dual class structure on April 5, 2021.

Schedule of parent company statements of operations and comprehensive loss (unaudited)

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars

EQUITY IN LOSS OF SUBSIDIARIES AND VIES	¥(25,355,905)	¥(19,246,701)	¥(22,832,734)	$(3,535,654)

NET LOSS	(25,355,905)	(19,246,701)	(22,832,734)	(3,535,654)
FOREIGN CURRENCY TRANSLATION ADJUSTMENTS	1,393,843	(84,205)	(850,895)	(131,761)
COMPREHENSIVE LOSS	¥(23,962,062)	¥(19,330,906)	¥(23,683,629)	$(3,667,415)

Schedule of parent company statements of cash flows (unaudited)

	For the years ended June 30,
	2019	2020	2021	2021
	RMB	RMB	RMB	U.S. Dollars

CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	¥(25,355,905)	¥(19,246,701)	¥(22,832,734)	$(3,535,654)
Adjustments to reconcile net cash flows from operating activities:
Equity in earnings of subsidiaries and VIEs	25,355,905	19,246,701	22,832,734	3,535,654
Net cash used in operating activities	—	—	—	—

CHANGES IN CASH	—	—	—	—

CASH, beginning of year	—	—	—	—

CASH, end of year	¥—	¥—	¥—	$—